UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2016 – February 28, 2017

Item 1.  Schedule of Investments.
EXCEED DEFINED SHIELD INDEX FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
Corporate Non-Convertible Bonds - 84.2%
Consumer Discretionary - 6.9%
$145,000	Comcast Cable Communications, LLC	8.88%	05/01/17	$146,841
260,000	General Motors Financial Co., Inc.	4.75	08/15/17	263,818
375,000	Hyundai Capital America (b)	2.40	10/30/18	376,473
100,000	McDonald's Corp., MTN (a)	5.35	03/01/18	103,764
378,000	McDonald's Corp., MTN	2.10	12/07/18	380,844
450,000	Walgreens Boots Alliance, Inc. (a)	1.75	11/17/17	451,324
				1,723,064
Consumer Staples - 8.5%
300,000	Aetna, Inc.	1.90	06/07/19	302,477
500,000	Anheuser-Busch InBev Finance, Inc.	1.90	02/01/19	501,733
100,000	Anheuser-Busch InBev Worldwide, Inc.(a)	1.38	07/15/17	100,060
342,000	Kraft Heinz Foods Co. (a)	2.25	06/05/17	342,641
134,000	Mylan, Inc.	2.60	06/24/18	134,698
600,000	Philip Morris International, Inc. (a)	5.65	05/16/18	629,858
100,000	The Coca-Cola Co. (a)	1.65	03/14/18	100,384
				2,111,851
Energy - 4.9%
600,000	Chevron Corp. (a)	1.34	11/09/17	600,403
200,000	ConocoPhillips	5.20	05/15/18	208,503
380,000	ConocoPhillips	5.75	02/01/19	408,351
				1,217,257
Financial - 28.4%
525,000	Air Lease Corp.	5.63	04/01/17	526,029
145,000	American Express Co. (a)	6.15	08/28/17	148,318
200,000	American Express Co.	7.00	03/19/18	211,256
300,000	Bank of America Corp.	5.42	03/15/17	300,432
200,000	Bank of America Corp. (a)	2.00	01/11/18	200,967
100,000	BB&T Corp. (a)	4.90	06/30/17	101,067
200,000	BlackRock, Inc.(a)	6.25	09/15/17	205,387
300,000	Citigroup, Inc.	1.55	08/14/17	300,286
222,000	Citigroup, Inc.	2.05	12/07/18	222,680
400,000	Daimler Finance North America, LLC (b)	1.38	08/01/17	400,214
300,000	Ford Motor Credit Co., LLC	6.63	08/15/17	306,817
200,000	Ford Motor Credit Co., LLC, MTN	2.94	01/08/19	203,371
Principal	Security Description	Rate	Maturity	Value
$200,000	HSBC USA, Inc.(a)	2.00%	08/07/18	$200,228
450,000	Intercontinental Exchange, Inc. (a)	2.50	10/15/18	456,444
200,000	KeyBank NA (a)	1.70	06/01/18	200,527
200,000	MetLife, Inc. (a)	1.76	12/15/17	200,364
200,000	Metropolitan Life Global Funding I (b)	1.95	12/03/18	200,636
400,000	Morgan Stanley, GMTN	7.30	05/13/19	444,264
145,000	National City Bank BKNT (a)	5.80	06/07/17	146,648
200,000	NYSE Holdings, LLC (a)	2.00	10/05/17	200,895
400,000	Pricoa Global Funding (b)	1.35	08/18/17	400,134
100,000	The Bank of New York Mellon Corp. (a)(c)	1.97	06/20/17	100,249
500,000	The Bear Stearns Cos., LLC	7.25	02/01/18	526,176
445,000	The Goldman Sachs Group, Inc.(a)	2.90	07/19/18	451,887
200,000	Toyota Motor Credit Corp., GMTN (a)	1.55	07/13/18	200,119
200,000	Wachovia Corp.(a)	5.75	06/15/17	202,637
				7,058,032
Healthcare - 5.9%
200,000	AbbVie, Inc. (a)	1.80	05/14/18	200,504
400,000	Becton Dickinson and Co. (a)	1.80	12/15/17	400,957
350,000	Gilead Sciences, Inc. (a)	1.85	09/04/18	351,786
100,000	Merck & Co., Inc.(a)	1.10	01/31/18	99,888
200,000	UnitedHealth Group, Inc. (a)	6.00	06/15/17	202,701
200,000	UnitedHealth Group, Inc.	1.40	10/15/17	200,171
				1,456,007
Industrial - 8.4%
100,000	3M Co., MTN (a)	1.38	08/07/18	100,132
250,000	Caterpillar Financial Services Corp., MTN	2.10	06/09/19	252,116
300,000	Ingersoll-Rand Global Holding Co., Ltd.	6.88	08/15/18	322,423
700,000	Lockheed Martin Corp. (a)	1.85	11/23/18	702,751
200,000	United Technologies Corp. (a)	1.80	06/01/17	200,355
512,000	United Technologies Corp. (c)	1.78	05/04/18	512,821
				2,090,598
Materials - 0.7%
150,000	The Dow Chemical Co.	8.55	05/15/19	171,256

EXCEED DEFINED SHIELD INDEX FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
Technology - 9.0%
$200,000	Apple, Inc.	1.00%	05/03/18	$199,386
100,000	Autodesk, Inc.	1.95	12/15/17	100,202
600,000	Cisco Systems, Inc. (a)	1.65	06/15/18	602,532
400,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (b)	3.48	06/01/19	409,124
100,000	Intel Corp. (a)	1.35	12/15/17	100,107
600,000	International Business Machines Corp.(a)	7.63	10/15/18	657,915
150,000	Oracle Corp. (a)	5.75	04/15/18	157,365
				2,226,631
Telecommunication Services - 5.1%
400,000	AT&T, Inc. (a)	2.40	03/15/17	400,190
300,000	Comcast Corp. (a)	5.70	07/01/19	326,935
200,000	Verizon Communications, Inc.	3.65	09/14/18	206,039
327,000	Verizon Communications, Inc.	2.55	06/17/19	332,914
				1,266,078
Utilities - 6.4%
200,000	Appalachian Power Co., Series K	5.00	06/01/17	201,814
200,000	Berkshire Hathaway Energy Co. (a)	5.75	04/01/18	209,063
300,000	NextEra Energy Capital Holdings, Inc.	1.59	06/01/17	300,264
100,000	NextEra Energy Capital Holdings, Inc., Series F (a)	2.06	09/01/17	100,391
250,000	Ohio Power Co.	6.05	05/01/18	262,089
100,000	The Southern Co.(a)	1.30	08/15/17	100,003
400,000	The Southern Co.	2.45	09/01/18	403,759
				1,577,383
Total Corporate Non-Convertible Bonds (Cost $20,860,670)				20,898,157
Shares	Security Description			Value
Money Market Fund - 8.0%
1,993,213	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.47% (d) (Cost $1,993,213)			1,993,213
Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 11.3%
Call Options Purchased (e) - 10.6%
261	SPDR S&P 500 ETF Trust	$210.00	03/17	697,131
26	SPDR S&P 500 ETF Trust	210.00	06/17	71,760
238	SPDR S&P 500 ETF Trust	205.00	06/17	770,406
Contracts	Security Description	Strike Price	Exp. Date	Value
187	SPDR S&P 500 ETF Trust	$220.00	09/17	$390,082
76	SPDR S&P 500 ETF Trust	215.00	09/17	189,772
11	SPDR S&P 500 ETF Trust	226.00	12/17	20,218
260	SPDR S&P 500 ETF Trust	225.00	12/17	496,340
Total Call Options Purchased (Premiums Paid $1,540,051)				2,635,709
Put Options Purchased (e) - 0.7%
207	SPDR S&P 500 ETF Trust	195.00	03/17	828
54	SPDR S&P 500 ETF Trust	194.00	03/17	216
8	SPDR S&P 500 ETF Trust	185.00	06/17	376
256	SPDR S&P 500 ETF Trust	180.00	06/17	9,216
97	SPDR S&P 500 ETF Trust	195.00	09/17	19,497
166	SPDR S&P 500 ETF Trust	190.00	09/17	28,220
246	SPDR S&P 500 ETF Trust	197.00	12/17	91,389
25	SPDR S&P 500 ETF Trust	196.00	12/17	8,988
Total Put Options Purchased (Premiums Paid $574,995)				158,730
Total Purchased Options (Premiums Paid $2,115,046)				2,794,439
Total Investments - 103.5% (Cost $24,968,929)*				25,685,809
Total Written Options - (4.6)% (Premiums Received $(1,496,500))*				(1,137,943)
Other Assets & Liabilities, Net – 1.1%				264,369
Net Assets – 100.0%				$24,812,235

EXCEED DEFINED SHIELD INDEX FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2017 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (4.6)%
Call Options Written (e) - (2.9)%
(42)	SPDR S&P 500 ETF Trust	$225.00	03/17	$(49,560)
(219)	SPDR S&P 500 ETF Trust	220.00	03/17	(367,920)
(69)	SPDR S&P 500 ETF Trust	240.00	06/17	(29,808)
(195)	SPDR S&P 500 ETF Trust	235.00	06/17	(140,693)
(70)	SPDR S&P 500 ETF Trust	255.00	09/17	(10,850)
(193)	SPDR S&P 500 ETF Trust	250.00	09/17	(54,233)
(186)	SPDR S&P 500 ETF Trust	260.00	12/17	(38,409)
(85)	SPDR S&P 500 ETF Trust	255.00	12/17	(27,710)
Total Call Options Written (Premiums Received $(228,485))				(719,183)
Put Options Written (e) - (1.7)%
(261)	SPDR S&P 500 ETF Trust	210.00	03/17	(2,349)
(26)	SPDR S&P 500 ETF Trust	210.00	06/17	(4,316)
(238)	SPDR S&P 500 ETF Trust	205.00	06/17	(30,464)
(187)	SPDR S&P 500 ETF Trust	220.00	09/17	(100,232)
(76)	SPDR S&P 500 ETF Trust	215.00	09/17	(33,516)
(11)	SPDR S&P 500 ETF Trust	226.00	12/17	(10,373)
(260)	SPDR S&P 500 ETF Trust	225.00	12/17	(237,510)
Total Put Options Written (Premiums Received $(1,268,015))				(418,760)
Total Written Options - (4.6)% (Premiums Received $(1,496,500))				$(1,137,943)

EXCEED DEFINED SHIELD INDEX FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited) FEBRUARY 28, 2017

BKNT	Bank Note
ETF	Exchange Traded Fund
GMTN	Global Medium Term Note
LLC	Limited Liability Company
MTN	Medium Term Note
(a)	All or a portion of these securities are pledged as collateral for written options.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,786,581 or 7.2% of net assets.
(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of February 28, 2017.
(d)	Variable rate security. Rate presented is as of February 28, 2017.
(e)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,991,521
Gross Unrealized Depreciation	(916,084)
Net Unrealized Appreciation	$1,075,437

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of February 28, 2017.
	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Corporate Non-Convertible Bonds	$-	$20,898,157	$-	$20,898,157
Money Market Fund	-	1,993,213	-	1,993,213
Purchased Options	1,597,650	1,196,789	-	2,794,439
Total Investments At Value	$1,597,650	$24,088,159	$-	$25,685,809
Total Assets	$1,597,650	$24,088,159	$-	$25,685,809
Liabilities
Other Financial Instruments**
Written Options	$(789,161)	$(348,782)	$-	$(1,137,943)
Total Other Financial Instruments**	$(789,161)	$(348,782)	$-	$(1,137,943)
Total Liabilities	$(789,161)	$(348,782)	$-	$(1,137,943)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. As of February 28, 2017, there was $270,603 transferred from Level 2 to Level 1 due to options using the mean between bid and ask quotations versus a quoted price.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 27, 2017
By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 27, 2017